Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Liabilities [Line Items]
Acquisition cost	$ 36.3	$ 39.8
Accumulated Amortization	(22.6)	(17.3)
Book Value	13.7	22.5
Customer Relationships
Finite-Lived Intangible Liabilities [Line Items]
Acquisition cost	3.9	4.4
Accumulated Amortization	(0.7)	(0.5)
Book Value	3.2	3.9
Technologies
Finite-Lived Intangible Liabilities [Line Items]
Acquisition cost	12.8	14.5
Accumulated Amortization	(10.1)	(5.7)
Book Value	2.7	8.8
Trademarks
Finite-Lived Intangible Liabilities [Line Items]
Acquisition cost	6.0	6.9
Accumulated Amortization	0.0	0.0
Book Value	6.0	6.9
Software license
Finite-Lived Intangible Liabilities [Line Items]
Acquisition cost	13.6	14.0
Accumulated Amortization	(11.8)	(11.1)
Book Value	$ 1.8	$ 2.9